Equity - Additional Information (Details)							1 Months Ended	12 Months Ended
	Jun. 27, 2020 USD ($)	Apr. 20, 2020 ₨ / shares	Apr. 20, 2020 $ / shares	Aug. 26, 2019 INR (₨)	Jan. 11, 2019 $ / shares	Jan. 11, 2019 INR (₨) ₨ / shares	Jun. 30, 2018 INR (₨)	Mar. 31, 2020 USD ($) Vote $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) ₨ / shares $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) ₨ / shares shares	Mar. 31, 2020 ₨ / shares	Mar. 31, 2019 ₨ / shares	Sep. 30, 2018 ₨ / shares shares	Oct. 07, 2017 USD ($)	Oct. 07, 2017 INR (₨)	Aug. 19, 2017 ₨ / shares shares	Apr. 01, 2017 shares
Disclosure Of Equity [Line Items]
Treasury shares | shares								18,239,356	20,324,982	20,324,982	10,801,956	10,801,956							11,289,514
Par value per share | (per share)								$ 0.16	$ 0.16	$ 0.16			₨ 5	₨ 5	₨ 5
Special dividend declared per share | (per share)									$ 0.06	$ 4.00	$ 0.08	₨ 5.00
Maximum share value available for buy back | ₨						₨ 82,600,000,000
Maximum buyback price per share | ₨ / shares						₨ 800
Buyback of shares								$ 1,070,000,000	$ 118,000,000		$ 2,042,000,000
Capital redemption reserve								17,000,000	10,000,000	$ 10,000,000
Dividend paid								$ 1,359,000,000	$ 1,956,000,000		1,156,000,000
Bonus shares issued | shares															2,184,191,490
Treasury shares issued | shares															10,486,661
Number of votes per equity share | Vote								1
Dividends paid								$ 1,359,000,000
Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Dividend paid	$ 532,000,000
Final dividend proposed | (per share)		₨ 9.50	$ 0.13
Buyback Program
Disclosure Of Equity [Line Items]
Par value per share | ₨ / shares													₨ 5
Special dividend declared per share | (per share)					$ 0.06	₨ 4.00
Buyback of shares commencement date								Mar. 20, 2019
Buyback of shares actual completion date								Aug. 26, 2019
Equity shares repurchased | shares								110,519,266										113,043,478
Average buy back price | $ / shares								$ 747.38
Percentage of buyback paid-up equity share capital								2.53%
Buyback of shares | ₨				₨ 82,600,000,000
Capital redemption reserve								$ 8,000,000			$ 9,000,000	₨ 9,000,000
Dividend paid | ₨							₨ 26,330,000,000
Amount authorized to be paid out to shareholders																$ 2,000,000,000	₨ 130,000,000,000
Percentage of equity shares repurchased																		4.92%
Per share price of stock repurchased | ₨ / shares																		₨ 1,150
Top of Range
Disclosure Of Equity [Line Items]
Percentage of free cash flow as dividend payout								85.00%			70.00%